CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 150,967,996	$ 274,337,674
Restricted cash	336,690
Accounts receivable, net of allowance for doubtful accounts of $31,160,340 and $21,827,663 as of December 31, 2016 and 2017, respectively	80,606,130	71,390,171
Marketable securities	3,077,412	2,181,354
Customer deposits	35,822,756	39,702,416
Prepaid expenses and other current assets	9,945,011	12,755,710
Amounts due from related parties	4,077,008	6,019,121
Total current assets	284,833,003	406,386,446
Property and equipment, net	14,240,120	7,923,027
Intangible assets, net	70,631,146	78,373,616
Investment in affiliates	145,727	408,851
Goodwill		39,018,058
Deferred tax assets	67,083,641	41,698,296
Other non-current assets	2,010,712	2,058,633
TOTAL ASSETS	438,944,349	575,866,927
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Leju of $1,573,620 and $1,771,717 as of December 31, 2016 and 2017, respectively)	2,949,725	1,573,620
Accrued payroll and welfare expenses (including accrued payroll and welfare expenses of the consolidated VIEs without recourse to Leju of $29,742,853 and $28,021,779 as of December 31, 2016 and 2017, respectively)	37,081,532	41,727,577
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Leju of $29,890,262 and $25,705,206 as of December 31, 2016 and 2017, respectively)	63,380,153	66,147,522
Other tax payable (including other tax payable of the consolidated VIEs without recourse to Leju of $13,360,481 and $11,166,308 as of December 31, 2016 and 2017, respectively)	11,654,145	16,678,264
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to Leju of $1,581,349 and $1,245,000 as of December 31, 2016 and 2017, respectively)	3,092,870	1,581,349
Advances from customers and deferred revenue (including advance from customers and deferred revenue of the consolidated VIEs without recourse to Leju of $4,960,924 and $10,050,703 as of December 31, 2016 and 2017, respectively)	10,564,818	5,058,212
Accrued marketing and advertising expenses (including liability for accrued marketing and advertising expenses of the consolidated VIEs without recourse to Leju of $6,271,191 and $14,117,697 as of December 31, 2016 and 2017, respectively)	18,851,999	9,355,409
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to Leju of $6,809,176 and $15,606,182 as of December 31, 2016 and 2017, respectively)	16,315,380	8,516,123
Total current liabilities	163,890,622	150,638,076
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to Leju of $533,401 and $414,505 as of December 31, 2016 and 2017, respectively)	18,016,186	18,869,374
Total liabilities	181,906,808	169,507,450
Commitments and contingencies (Note 15)
Shareholders' Equity:
Ordinary shares ($0.001 par value): 1,000,000,000 shares authorized, 135,503,958 and 135,763,962 shares issued and outstanding, as of December 31, 2016 and 2017, respectively	135,764	135,504
Additional paid-in capital	788,588,692	785,019,254
Accumulated deficit	(515,344,274)	(354,364,813)
Accumulated other comprehensive loss	(13,077,311)	(22,321,234)
Total Leju Holdings Limited Shareholders' Equity	260,302,871	408,468,711
Non-controlling interests	(3,265,330)	(2,109,234)
Total equity	257,037,541	406,359,477
TOTAL LIABILITIES AND EQUITY	$ 438,944,349	$ 575,866,927